Segment reporting - Revenue by major product categories (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Segment Reporting Information [Line Items]
Total	$ 30,841,875	$ 29,819,088	$ 26,665,601
Shiitake
Segment Reporting Information [Line Items]
Total	17,893,893	16,753,076	16,249,672
Mu Er
Segment Reporting Information [Line Items]
Total	11,659,409	12,190,340	9,239,920
Other edible fungi and other agricultural products
Segment Reporting Information [Line Items]
Total	$ 1,288,573	$ 875,672	$ 1,176,009